Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

	September 30, 2014		September 30, 2013
	(In thousands)		(In thousands)
Non-acquired loans
Single-family residential	$5,560,203	64.1%	$5,359,149	67.1%
Construction - speculative	140,060	1.6	130,778	1.6
Construction - custom	385,824	4.5	302,722	3.8
Land - acquisition & development	77,832	0.9	77,775	1.1
Land - consumer lot loans	108,623	1.3	121,671	1.5
Multi-family	917,286	10.6	831,684	10.4
Commercial real estate	591,336	6.9	414,961	5.1
Commercial & industrial	379,226	4.4	243,199	3.0
HELOC	116,042	1.4	112,186	1.4
Consumer	132,590	1.5	47,141	0.6
Total non-acquired loans	8,409,022	97.2	7,641,266	95.6

Acquired loans
Single-family residential	11,716	0.1%	14,468	0.2%
Construction - speculative	—	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	905	—	1,489	—
Land - consumer lot loans	2,507	—	3,313	—
Multi-family	2,999	—	3,914	0.1
Commercial real estate	97,898	1.1	133,423	1.7
Commercial & industrial	54,219	0.6	75,326	0.9
HELOC	8,274	0.1	10,179	0.1
Consumer	5,670	0.1	8,267	0.1
Total acquired loans	184,188	2.0	250,379	3.1

Credit-impaired acquired loans
Single-family residential	325	—	333	—
Construction - speculative	—	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	1,622	—	2,396	—
Land - consumer lot loans	—	—	—	—
Multi-family	—	—	—	—
Commercial real estate	63,723	0.7	76,909	1.1
Commercial & industrial	643	—	7,925	0.1
HELOC	10,139	0.1	11,266	0.1
Consumer	55	—	71	—
Total credit-impaired acquired loans	76,507	0.8	98,900	1.3

Total loans
Single-family residential	5,572,244	64.2	5,373,950	67.3
Construction - speculative	140,060	1.6	130,778	1.6
Construction - custom	385,824	4.5	302,722	3.8
Land - acquisition & development	80,359	0.9	81,660	1.1
Land - consumer lot loans	111,130	1.3	124,984	1.5
Multi-family	920,285	10.6	835,598	10.5
Commercial real estate	752,957	8.7	625,293	7.9
Commercial & industrial	434,088	5.0	326,450	4.0
HELOC	134,455	1.6	133,631	1.6
Consumer	138,315	1.6	55,479	0.7
Total loans	8,669,717	100%	7,990,545	100%
Less:
Allowance for probable losses	112,347		116,741
Loans in process	346,172		275,577
Discount on acquired loans	25,391		34,143
Deferred net origination fees	37,485		36,054
	521,395		462,515
	$8,148,322		$7,528,030

The Company originates fixed and adjustable interest rate loans, which at September 30, 2014 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$366,988	Less than 1 year	$1,167,059
1 to 3 years	189,917	1 to 3 years	562,839
3 to 5 years	100,854	3 to 5 years	713,975
5 to 10 years	127,292	5 to 10 years	12,884
10 to 20 years	819,570	10 to 20 years	—
Over 20 years	4,605,687	Over 20 years	2,652
	$6,210,308		$2,459,409

Gross loans by geographic concentration were as follows:

September 30, 2014	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,711,711	$315,584	$46,091	$61,525	$211,474	$68,668	$372,239	$87,312	$16	$73,721	$3,948,341
Oregon	784,794	278,112	5,655	19,738	53,218	31,210	161,401	31,547	—	15,501	1,381,176
Arizona	600,306	182,645	3,201	10,040	42,326	9,393	92,817	1,078	—	19,580	961,386
Other	206,586	688	—	—	—	—	19,160	309,855	138,299	30	674,618
Utah	471,248	49,755	5,430	5,293	28,107	5,640	3,319	297	—	7,657	576,746
Idaho	323,320	25,294	2,277	9,479	16,008	12,195	3,656	769	—	5,008	398,006
New Mexico	174,102	53,002	14,923	2,946	21,024	9,893	90,288	3,230	—	12,587	381,995
Texas	180,950	12,852	2,782	629	7,941	3,061	7,722	—	—	—	215,937
Nevada	119,227	2,353	—	1,480	5,726	—	2,355	—	—	371	131,512
	$5,572,244	$920,285	$80,359	$111,130	$385,824	$140,060	$752,957	$434,088	$138,315	$134,455	$8,669,717

Percentage by geographic area
September 30, 2014	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	31.6%	3.6%	0.5%	0.7%	2.4%	0.8%	4.3%	1.0%	—%	0.9%	45.8%
Oregon	9.1	3.2	0.1	0.2	0.6	0.4	1.9	0.4	—	0.2	16.1
Arizona	6.9	2.1	—	0.1	0.5	0.1	1.1	—	—	0.2	11.0
Other	2.4	—	—	—	—	—	0.2	3.6	1.6	—	7.8
Utah	5.4	0.6	0.1	0.1	0.3	0.1	—	—	—	0.1	6.7
Idaho	3.7	0.3	—	0.1	0.2	0.1	—	—	—	0.1	4.5
New Mexico	2.0	0.6	0.2	—	0.2	0.1	1.0	—	—	0.1	4.2
Texas	2.1	0.1	—	—	0.1	—	0.1	—	—	—	2.4
Nevada	1.4	—	—	—	0.1	—	—	—	—	—	1.5
	64.6%	10.5%	0.9%	1.2%	4.4%	1.6%	8.6%	5.0%	1.6%	1.6%	100.0%

Percentage by geographic area as a % of each loan type
September 30, 2014	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	48.7%	34.3%	57.3%	55.3%	54.8%	49.0%	49.6%	20.1%	—%	54.8%
Oregon	14.1	30.2	7.0	17.8	13.8	22.3	21.4	7.3	—	11.5
Arizona	10.8	19.8	4.0	9.0	11.0	6.7	12.3	0.2	—	14.6
Other	3.7	0.1	—	—	—	—	2.5	71.4	100.0	—
Utah	8.5	5.4	6.8	4.8	7.3	4.0	0.4	0.1	—	5.7
Idaho	5.8	2.7	2.8	8.5	4.1	8.7	0.5	0.2	—	3.7
New Mexico	3.1	5.8	18.6	2.7	5.4	7.1	12.0	0.7	—	9.4
Texas	3.2	1.4	3.5	0.6	2.1	2.2	1.0	—	—	—
Nevada	2.1	0.3	—	1.3	1.5	—	0.3	—	—	0.3
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

 The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2014	September 30, 2013
	(In thousands)
Recorded investment in impaired loans	$435,185	$454,557
Trouble Debt Restructuring included in impaired loans	374,743	415,696
Impaired loans with allocated reserves	196	6,035
Reserves on impaired loans	60	3,473
Average balance of impaired loans	403,138	495,472
Interest income from impaired loans	21,674	24,798
Outstanding fixed-rate origination commitments	198,504	190,363
Loans serviced for others	86,745	55,589

The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2014		September 30, 2013
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$74,067	84.8%	$100,460	76.5%
Construction - speculative	1,477	1.7	4,560	3.5
Construction - custom	—	—	—	—
Land - acquisition & development	811	0.9	2,903	2.2
Land - consumer lot loans	2,637	3.0	3,337	2.5
Multi-family	1,742	2.0	6,573	5.0
Commercial real estate	5,106	5.8	11,736	8.9
Commercial & industrial	7	—	477	0.4
HELOC	795	0.9	263	0.2
Consumer	789	0.9	990	0.8
Total non-accrual loans	$87,431	100%	$131,299	100%

The following tables provide an analysis of the age of loans in past due status:

September 30, 2014	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,557,753	$5,467,239	$15,926	$9,139	$65,449	$90,514	1.63%
Construction - Speculative	87,035	87,035	—	—	—	—	—
Construction - Custom	192,098	191,262	836	—	—	836	0.44
Land - Acquisition & Development	68,066	67,911	155	—	—	155	0.23
Land - Consumer Lot Loans	108,589	104,571	1,246	304	2,468	4,018	3.70
Multi-Family	892,196	891,372	205	16	603	824	0.09
Commercial Real Estate	529,453	513,409	67	15,118	859	16,044	3.03
Commercial & Industrial	379,226	377,848	53	1,318	7	1,378	0.36
HELOC	116,262	115,262	335	292	373	1,000	0.86
Consumer	132,686	131,642	654	262	128	1,044	0.79
Total non-acquired loans	8,063,364	7,947,551	19,477	26,449	69,887	115,813	1.44%

Acquired loans
Single-Family Residential	11,716	11,693	—	—	23	23	0.20%
Construction - Speculative	—	—	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	905	905	—	—	—	—	—
Land - Consumer Lot Loans	2,502	2,132	—	370	—	370	14.79
Multi-Family	2,999	2,999	—	—	—	—	—
Commercial Real Estate	97,715	96,948	104	—	663	767	0.78
Commercial & Industrial	51,329	51,229	—	100	—	100	0.19
HELOC	8,056	8,056	—	—	—	—	—
Consumer	5,670	4,983	22	4	661	687	12.12
Total acquired loans	180,892	178,945	126	474	1,347	1,947	1.08%

Credit-impaired acquired loans
Single-Family Residential	325	325	—	—	—	—	—%
Construction - Speculative	—	—	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	1,581	1,581	—	—	—	—	—
Land - Consumer Lot Loans	—	—	—	—	—	—	—
Multi-Family	—	—	—	—	—	—	—
Commercial Real Estate	63,713	61,713	152	909	939	2,000	3.14
Commercial & Industrial	3,477	3,470	7	—	—	7	0.20
HELOC	10,138	9,641	—	75	422	497	4.90
Consumer	54	54	—	—	—	—	—
Total credit-impaired acquired loans	79,288	76,784	159	984	1,361	2,504	3.16%

Total loans	$8,323,544	$8,203,280	$19,762	$27,907	$72,595	$120,264	1.44%

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2014, the outstanding balance of TDR's was $374,743,000. Single-family residential loans comprised 86% of restructured loans which is the same as 86% at the prior year end. The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured during the period ending:

	September 30, 2014			September 30, 2013
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-Family Residential	241	$52,900	$52,900	406	$105,551	$105,551
Construction - Speculative	—	—	—	1	2,470	2,470
Construction - Custom	—	—	—	—	—	—
Land - Acquisition & Development	3	631	631	1	461	461
Land - Consumer Lot Loans	13	2,315	2,315	25	3,134	3,134
Multi-Family	2	1,196	1,196	1	36	36
Commercial Real Estate	3	2,177	2,177	15	11,523	11,523
Commercial & Industrial	—	—	—	1	56	56
HELOC	2	549	549	1	199	199
Consumer	3	35	35	2	33	33
	267	$59,803	$59,803	453	$123,463	$123,463

	September 30, 2014		September 30, 2013
	Number of	Recorded	Number of	Recorded
Troubled Debt Restructurings That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Single-Family Residential	38	$7,427	78	$17,120
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	—	—
Land - Consumer Lot Loans	8	969	2	237
Multi-Family	—	—	—	—
Commercial Real Estate	—	—	2	2,703
Commercial & Industrial	—	—	—	—
HELOC	—	—	1	79
Consumer	—	—	—	—
	46	$8,396	83	$20,139

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes of indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans and acquired non-impaired loans for the years ended September 30, 2014 and 2013:

	September 30, 2014				September 30, 2013
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Beginning balance	$37,236	$69,718	$4,977	$245,373	$16,928	$77,613	$—	$—
Additions	7,300	—	—	—	—	9,865	10,804	351,335
Net reclassification from nonaccretable	—	—	—	—	30,026	—	—	—
Accretion	(11,945)	11,945	(723)	723	(9,718)	9,718	(5,827)	5,827
Transfers to REO	—	(1,188)	—	(4,710)	—	(3,975)	—	(7,755)
Payments received, net	—	(22,704)	—	(63,946)	—	(23,503)	—	(104,034)
Ending Balance	$32,591	$57,771	$4,254	$177,440	$37,236	$69,718	$4,977	$245,373

Additionally, there were $9.9 million in loans acquired during fiscal 2013 as part of the South Valley Bank acquisition for which it was probable at acquisition that all contractually required payments would not be collected. The timing and amount of future cash flows cannot be reasonably estimated; therefore, these loan are accounted for on a cash basis.

The following table shows loans that were acquired during fiscal 2012 as part of the Western National Bank acquisition and are accounted for under FASB ASC 310-30:

Western National Bank
(In thousands)	December 16, 2011
Contractually required payments of interest and principal	$171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected (1)	115,075
Accretable yield	(21,384)
Carrying value of acquired loans	$93,691
(1) Represents undiscounted expected principal and interest cash flows